Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

16. Equity

(i) As at December 31, 2011 the Company’s authorized share capital was 500 million common shares, par value US$0.0001 per share (December 31, 2010: 500 million common shares).

(ii) During the year ended December 31, 2009, nil options had been exercised at US$0.8115 per share under the Plan, 304,140 options had been exercised at US$0.0001 per share under the Plan, and 159,632 options had been exercised at US$2.5 per share under the Plan.

(iii) During the year ended December 31, 2010, 187,734 options had been exercised at US$0.0001 per share under the Plan.

(iv) In May 2010, the Forum Warrants were exercised and converted to for 1,516,882 common shares at the price of US$0.01 per share (Note 10).

(v) During the year ended December 31, 2011, 221,658 options had been exercised at US$0.0001 per share under the Plan.

(vi) On May 16, 2011, the Company announced a share repurchase program of up to US$10 million. During the year ended December 31, 2011, 7,543,530 common shares were repurchased at a total cost of US$7,958,841.